Capital Stock - Summary of Bank's Subscribed and Paid-in Capital (Parenthetical) (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 29, 2019 ARS ($)	Apr. 30, 2019 Vote $ / shares shares	Dec. 31, 2019 Vote	Dec. 31, 2018 ARS ($) Vote $ / shares shares	Dec. 31, 2017 Vote	Jan. 19, 2019 ARS ($)	Oct. 17, 2018 $ / shares	Aug. 08, 2018 $ / shares
Disclosure of classes of share capital [line items]
Number of vote | Vote				1
Notional amount of shares settled				$ 151,298		$ 307,651
Major business combination [member] | Banco del Tucuman SA [member]
Disclosure of classes of share capital [line items]
Increase in capital	$ 15,662
Class B Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares		$ 1		$ 1			$ 1	$ 1
Number of vote | Vote		1	1		1
Share acquired amount	$ 30,265			$ 298,196
Number of shares acquired | shares		30,265,275		2,028,251
Settled common shares | shares				711,386
Settled common shares amount				$ 98,353
Pending settlement common shares | shares				1,316,865
Pending settlement common shares amount				$ 199,843